Additional Financial Information - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 10, 2015	Feb. 23, 2015
Supplemental Cash Flow Information [Line Items]
Common shares issued from treasury related to dividend payments	18.2
Aggregate value of common shares issued from treasury related to dividend payments	$ 700,000,000
Payment for repurchase of common stock		153,000,000
February 2015 Accelerated Stock Repurchase | Subsequent Event
Supplemental Cash Flow Information [Line Items]
Accelerated Share Repurchase				5,000,000,000
Payment for repurchase of common stock			4,250,000,000
Number of shares repurchased			86.2
Expected Total Payment related to February 2015 Accelerated Stock Repurchase | Subsequent Event
Supplemental Cash Flow Information [Line Items]
Payment for repurchase of common stock				$ 5,000,000,000